Convertible Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Convertible Debt

4. Convertible Debt

Convertible Promissory Notes

From 2019 to 2023, the Company issued various convertible promissory notes to related and unrelated party investors, which were convertible into equity securities of Legacy ONMD upon a next equity financing transaction (the “Convertible Promissory Notes”). The Convertible Promissory Notes bore interest at a rate of either 4% or 6% annually from the date of issuance until the outstanding principal was paid or converted. In connection with the issuance of Convertible Promissory Notes in 2022 and 2023, the Company also issued warrants at an exercise price of $1.00 per share (the “Convertible Promissory Notes Warrants”). See additional information on the accounting for the warrants in Note 10.

The Convertible Promissory Notes were issued for general working capital purposes. The Company elected the fair value option (“FVO”) of accounting under ASC 825, Financial Instruments, for its Convertible Promissory Notes. Under the FVO election, the financial instrument is initially measured at its issue-date estimated fair value and subsequently remeasured at estimated fair value on a recurring basis at each reporting period date. The estimated fair value adjustment is presented as a single line item within other expense (income), net in the accompanying condensed consolidated statements of operations under the caption change in fair value of convertible promissory notes.

In November 2023, all Convertible Promissory Notes were converted pursuant to their provision in connection with the Business Combination between Data Knights and Legacy ONMD and were no longer outstanding as of December 31, 2023. See the Form 10-K/A for all other details relating to the Convertible Promissory Notes issued prior to December 31, 2023.

PIPE Notes

On June 28, 2023, Data Knights and certain investors (the “Purchasers”) entered into a Securities Purchase Agreement pursuant to which Data Knights issued and sold to the Purchasers a new series of senior secured convertible notes (the “PIPE Notes”), which are convertible into shares of Common Stock at the Purchasers’ election at a conversion price equal to the lower of (i) $10.00 per share, or (ii) 92.5% of the lowest volume weighted average trading price for the ten (10) Trading Days immediately preceding the conversion date. The PIPE Notes matured on the first anniversary of the issuance date, or November 7, 2024. The majority of the PIPE Notes holders have elected to convert their PIPE Notes into shares of Common Stock, which will occur upon the Company’s filing of a Registration Statement on Form S-1.

The Company elected the FVO of accounting for its PIPE Notes. The estimated fair value adjustment is presented as a single line item within other expense (income), net in the accompanying condensed consolidated statements of operations under the caption change in fair value of PIPE Notes. As of September 30, 2024 and December 31, 2023, the fair value of the PIPE Notes was $1.6 million and $1.6 million, respectively, which is included in current liabilities on the condensed consolidated balance sheets.

Shareholder Loans

From January to June 2024, the Company received gross proceeds of $1.6 million in connection with shareholder loans with a related party investor which are convertible into 2,123,312 shares of Common Stock at a conversion price of $0.7535 per share. These loans do not bear interest and mature one year from issuance. The balance of $1.6 million is included in loan – related party on the condensed consolidated balance sheet as of September 30, 2024.

Helena Notes

On March 28, 2024, the Company entered into a definitive securities purchase agreement (the “Helena SPA”) with Helena Global Investment Opportunities 1 Ltd. (“Helena”), an affiliate of Helena Partners Inc., a Cayman Islands-based advisor and investor providing for up to $4.5 million in funding through a private placement for the issuance of senior secured convertible notes and warrants across multiple tranches. The Helena SPA was subsequently terminated in June 2024 prior to the closing of any tranches (the “Helena Termination Agreement”). As such, except as described below, the Helena SPA had no impact on the Company’s condensed consolidated financial statements as of and for the nine months ended September 30, 2024.

Pursuant to the Helena Termination Agreement, the Company agreed to issue to Helena a warrant to purchase 50,000 shares of Common Stock at an exercise price of $1.20 per share (the “Helena Termination Warrants”) and agreed to reimburse Helena for certain reasonable and documented out-of-pocket legal fees and expenses incurred in connection with entry into the Helena SPA and Helena Termination Agreement and related documents. The Company incurred legal fees and expenses of $42 thousand in connection with the Helena Termination Agreement. As of September 30, 2024, the Helena Termination Warrants were not yet issued or outstanding. However, in accordance with the loss contingency guidance of ASC Topic 450, Contingencies, the Company determined that it was probable that a liability had been incurred (its obligation to issue warrants) and the amount of the loss could be reasonably estimated (the fair value of 50,000 warrants at an exercise price of $1.20 per share). Therefore, the Company recorded stock warrant expense of $33 thousand in its condensed consolidated statement of operations, with an offsetting liability to accounts payable and accrued expenses on its condensed consolidated balance sheet. The Company will reclassify the contingent liability to equity or warrant liabilities under applicable guidance when the Helena Termination Warrants are issued, which occurred in December 2024.

Yorkville Note

On June 17, 2024, the Company entered into a Standby Equity Purchase Agreement (“SEPA”) with YA II PN, LTD, a Cayman Islands exempt limited partnership managed by Yorkville Advisors Global, LP (“Yorkville”) (see Note 7). Upon entry into the SEPA, the Company issued Yorkville a $1.5 million convertible promissory note for $1.35 million in cash (after a 10% original issue discount) (the “Yorkville Note”). The Yorkville Note does not bear interest and matures on June 17, 2025. The Yorkville Note is convertible by Yorkville into shares of Common Stock at an aggregate purchase price based on a price per share equal to the lower of (a) $1.3408 per share (subject to downward reset upon the filing of the resale registration statement described below) or (b) 90% of the lowest daily volume-weighted average price (“VWAP”) of the Common Stock on Nasdaq during the seven trading days immediately prior to each conversion (the “Variable Price”), but which Variable Price may not be lower than the Floor Price then in effect. The “Floor Price” is $0.28 per share, subject to the Company’s option to reduce the Floor Price to any amounts set forth in a written notice to Yorkville. Upon the occurrence and during the continuation of an event of default (as defined in the Yorkville Note), the Yorkville Note will become immediately due and payable. The issuance of the Common Stock upon conversion of the note and otherwise under the SEPA is capped at 19.9% of the outstanding Common Stock as of June 18, 2024. Further, the note and SEPA include a beneficial ownership blocker for Yorkville such that Yorkville may not be deemed the beneficial owner of more than 4.99% of the Company’s Common Stock. As a result of the Company’s failure to file its Form 10-Q for the fiscal quarter ended June 30, 2024 by August 14, 2024 (i.e., a deemed Event of Default under the Yorkville Note), the Company began accruing interest at the default rate of 18.0% as of August 14, 2024. A further event of default occurred as a result of the Company’s failure to file a registration statement with the SEC for the resale by Yorkville of the shares of Common Stock issuable under the SEPA by August 30, 2024 (see Note 7). As such, the full unpaid principal amount of the Yorkville Note may become immediately due and payable at Yorkville’s election. The Company subsequently engaged in discussions with Yorkville regarding these events of default, which discussions are ongoing.

The Company elected the FVO of accounting for the Yorkville Note. The estimated fair value adjustment is presented as a single line item within other expense (income), net in the accompanying condensed consolidated statements of operations under the caption change in fair value of Yorkville Note. As of September 30, 2024, the fair value of the Yorkville Note was $1.9 million, which is included in current liabilities on the condensed consolidated balance sheets.

6. Convertible Debt

Convertible Promissory Notes

2019 Notes

During November 2019, the Company entered into a convertible promissory note (the “2019 Note”) agreement with a related party investor. The total amount of the 2019 Note is $1.5 million. The 2019 Note is unsecured and bears interest at a rate of four percent annually from the date of issuance until the outstanding principal is paid or converted. The 2019 Note matures on January 1, 2025. The 2019 Note shall automatically convert into the next offering of preferred stock upon closing of such next equity financing. The number of shares of preferred stock to be issued upon conversion shall be equal to the number obtained by dividing the outstanding principal and unpaid accrued interest owed on the date of conversion, by the conversion price. The conversion price is 100 percent of the lowest price per share paid for the next equity preferred stock by other investors in the next equity financing. In the event that prior to the conversion or repayment of amounts owed, the Company completes a financing transaction in which the Company sells equity securities but such transaction does not qualify as next equity financing (i.e., an “alternative financing”), then the principal and unpaid accrued interest may (upon written election of the purchaser holding the 2019 Note) convert into the securities issued by the Company in the alternative financing. The number of alternative financing equity securities to be issued upon such conversion shall be equal to the number obtained by dividing the outstanding principal and unpaid accrued interest owed by an amount equal to 100 percent multiplied by the lowest price per share at which the alternative financing equity securities are sold and issued for cash in the alternative financing.

2022 Notes and 2023 Notes

During 2022, the Company entered into convertible promissory notes with related party investors totaling $4.7 million and unrelated party investors totaling $0.4 million (each investor, a “Purchaser”) (the “2022 Notes”). During 2023, the Company entered into various convertible promissory notes with related party investors totaling $2.3 million and unrelated party investors totaling $1.9 million (the “2023 Notes”, and together with the 2019 Notes and 2022 Notes, the “Convertible Promissory Notes”). The 2022 Notes and 2023 Notes issued are unsecured and bear an interest rate of six percent annually from the date of issuance until the outstanding principal is paid or converted. On November 11, 2022, the 2022 Notes were amended and restated in order to (i) provide for the sale and issuance to Purchasers of additional convertible promissory notes and warrants to purchase shares of the Company’s capital stock, (ii) provide for the sale and issuance of warrants to purchase shares of the Company’s common stock at an exercise price of $1.00 per share to Purchasers who purchased 2022 Notes between January 1, 2022 and November 11, 2022; and (iii) extend the maturity date of all outstanding 2022 Notes from December 31, 2022 to March 31, 2023.

The principal and unpaid accrued interest on each of the 2022 Notes and 2023 Notes will convert: (i) automatically, upon the Company’s issuance of equity securities (the “Next Equity Financing”) in a single transaction, or series of related transactions, with aggregate gross proceeds to the Company of at least $5,000,000, into shares of the Company’s capital stock issued to investors in the Next Equity Financing, at a conversion price equal to the lesser of (A) a 20% discount to the lowest price per share of shares sold in the Next Equity Financing, or (B) $2.50 per share; (ii) at the noteholder’s option, in the event of a defined Corporate Transaction (as defined in the next paragraph) while the 2022 Notes and 2023 Notes remain outstanding, into shares of the Company’s Series A-2 Preferred Stock at a conversion price equal to $2.50 per share; and (iii) at the noteholder’s option, on or after the maturity date while the 2022 Notes and 2023 Notes remains outstanding, into shares of the Company’s Series A-2 Preferred Stock at a conversion price equal to $2.50 per share.

If a Corporate Transaction occurs before the repayment or conversion of the 2022 Notes and 2023 Notes, the Company will pay at the closing of the Corporate Transaction to each noteholder that elects not to convert its 2022 Notes and 2023 Notes in connection with such Corporate Transaction an amount equal to the outstanding principal amount of such noteholder’s Note plus a 20% premium. “Corporate Transaction” means (a) a sale by the Company of all or substantially all of its assets, (b) a merger of the Company with or into another entity (if after such merger the holders of a majority of the Company’s voting securities immediately prior to the transaction do not hold a majority of the voting securities of the successor entity) or (c) the transfer of more than 50% of the Company’s voting securities to a person or group.

In connection with the issuance of the 2022 Notes and 2023 Notes, the Company also issued 2,056,000 and 1,670,000 warrants (the “Convertible Notes Warrants”) in 2022 and 2023, respectively, with an exercise price of $1.00 per share. The expiration date of the Convertible Notes Warrant is the earliest to occur the expiration of the five-year period following the date of issuance, the closing of a firm commitment underwritten public offering of the Company’s Common Stock; or the closing of an Corporation Transaction. The Convertible Notes Warrants when exercised entitles the holder to one share of the Company’s Common Stock. The Convertible Notes Warrants include anti-dilutive measure to address stock dividends, stock splits, and additional shares of Common Stock due to reorganization of the Company. In the case of reclassification or reorganization, each holder shall be entitled to receive, in lieu of stock or other securities and property receivable, the stock or other securities or property to which such holder would have been entitled if the holder had exercised the Convertible Notes Warrants immediately prior. The Convertible Notes Warrants will terminate at the earliest of (1) the expiration of five-year period following the date of issuance, (2) the closing of a firm commitment underwritten public offering of the Company’s Common Stock; (3) the closing of a sale of the Company. The holders of the Convertible Notes Warrants are not permitted to sell, pledge, distribute, offer for sale, transfer, or otherwise dispose of the Convertible Notes Warrants in the absence of (i) an effective registration statement under the Securities Act, or (ii) an opinion of counsel, satisfactory to the Company and to be provided at the sole cost of the holder, that such registration and qualification are not required. Furthermore, neither the Convertible Notes Warrants nor any rights may be assigned, conveyed, or transferred, in whole or in part, without the Company’s prior written consent. See additional information on the accounting for the warrants in Note 10.

The Convertible Promissory Notes were issued for general working capital purposes. The Company elected the FVO of accounting for its Convertible Promissory Notes. Under the FVO election, the financial instrument is initially measured at its issue-date estimated fair value and subsequently remeasured at estimated fair value on a recurring basis at each reporting period date. The estimated fair value adjustment is presented as a single line item within other (income) expenses, net in the accompanying consolidated statements of operations under the caption change in fair value of convertible debt.

As of December 31, 2022 the fair value of the 2019 Notes and 2022 Notes was $26.2 million which was included in both short-term and long-term liabilities on the consolidated balance sheets.

In November 2023, the Convertible Promissory Notes were converted pursuant to their provision in connection with the Business Combination between Data Knights and the Company and were no longer outstanding as of December 31, 2023.

PIPE Notes

In June 2023, the Company entered into the PIPE SPA in which the Company was required to sell senior secured convertible notes and warrants to directors of the Company. The PIPE SPA stipulates a collateral security agreement between the Company and the directors for punctual payment and performance by the Company on its obligations to the Directors. The intellectual property of the Company serves as the collateral for the PIPE Notes. The PIPE Notes and related warrants were issued through a PIPE financing transaction, which is a form of debt and equity offering under an exemption in the securities laws for qualifying private placements by issuers of publicly traded securities. On November 7, 2023, the Company received a total of $1.5 million from the directors in exchange for PIPE Notes in the aggregate principal amount of $1.6 million (plus accrued interest of $0.1 million) and 95,745 warrants to acquire Common Stock. The PIPE Notes are convertible into shares of Common Stock at the PIPE Investor’s election at a conversion price equal to the lower of (i) $10.00 per share, and (ii) 92.5% of the lowest VWAP for the ten (10) trading days immediately preceding the conversion date, subject to the floor price of $1.14 (representing 20% of the closing price of the Common Stock on the last trading day before the closing of the Business Combination), or the alternative conversion ratio of the greater of the floor price and the lesser of 80% of the VWAP of the common stock as of the trading day and 80% of the price computed as the quotient of the sum of the VWAP of the Common Stock for each of the three trading days with the lowest VWAP of the Common Stock during the fifteen consecutive trading day period ending and including the trading day immediately preceding the delivery or deemed delivery of the applicable conversion notice, divided by three. All such determinations are to be appropriately adjusted for any stock dividend, stock split, stock combination, reclassification or similar transaction that proportionately decreases or increases the Common Stock. The PIPE Notes mature on the first anniversary of the issuance date, or November 7, 2024.

The Company elected the FVO of accounting for its PIPE Notes. Under the FVO election, the financial instrument is initially measured at its issue-date estimated fair value and subsequently remeasured at estimated fair value on a recurring basis at each reporting period date. The estimated fair value adjustment is presented as a single line item within other (income) expenses, net in the accompanying consolidated statements of operations under the caption change in fair value of pipe notes.

As of December 31, 2023 the fair value of the PIPE Notes was $1.6 million which was included in current liabilities on the consolidated balance sheets.